COVID-19 Impact	12 Months Ended
Dec. 31, 2020
COVID-19 Impact
COVID-19 Impact

(32)COVID-19 Impact

In 2020, Grifols has continued to demonstrate its resilience and commitment to sustainable growth during the COVID-19 pandemic.

Grifols keeps its plasma centers, production facilities and the supply of products and services operational. In addition, to continue strengthening its commitment to society, Grifols works through its talent pool, R&D projects and capital expenditures to continue helping to fight the pandemic.

Due to these unprecedented times and in accordance to IAS 2 “Inventories”, Grifols recognized a total estimated impact of Euros 205 million to adjust Grifols’ inventory value primarily during the COVID-19 pandemic in the second quarter of the year.

In addition, in line with its prudence and commitment to profitability, Grifols has implemented an operating expense containment plan to yield a positive impact of Euros 112 million in the statement of profit and loss for 2020. The plan has no impact on the company’s labor force or innovation investments.

Noteworthy is the contribution mainly in Spain of the specific diagnostic test developed by Grifols for the detection of SARS-CoV-2.With all this, Grifols estimates that the net impact on operating result caused by the COVID-19 pandemic amounts to Euros 155 million. This figure includes the negative impact on inventory value and the reduced revenues from the Bioscience Division, and the positive impact of the operating expense containment plan and the contribution of the molecular test for the detection of the SARS-CoV-2 virus.

At 31 December, 2020 Grifols’ liquidity position stands at close to Euros 1,500 million, including Euros 580 million corresponding to the cash position and nearly Euros 900 million of undrawn lines of credit.

The company is equipped to respond to the demands of the current context and remains committed to its long-term growth strategy. Grifols will continue to monitor any potential impacts on operations and will take all necessary actions to mitigate any potential effect on its supply chain.